Results of Operations for Oil and Gas Producing Activities (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) $ / Boe	Dec. 31, 2014 USD ($) $ / Boe
Oil and gas producing activities:
Lease operating and gas gathering	$ (17,860,216)	$ (16,631,611)
Production, ad valorem and severance taxes	(4,981,826)	(7,123,332)
Accretion of asset retirement obligations	(214,335)	(201,076)
Depreciation, depletion and amortization	(58,827,705)	(40,521,546)
Property impairment	(28,622,961)	(5,478,264)
Results of operations from oil and gas producing activities	$ (31,016,687)	$ 45,670,731
Depletion rate per BOE | $ / Boe	25.16	24.78
Oil
Oil and gas producing activities:
Sales	$ 70,739,269	$ 104,233,379
Natural Gas
Oil and gas producing activities:
Sales	6,823,019	7,589,599
Natural Gas Liquids
Oil and gas producing activities:
Sales	$ 1,928,068	$ 3,803,582